Net Other Operating (Income) Loss - Disclosure of Components of Net Other Operating (Income) Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Alberta Off-Coal Agreement	$ (40)	$ (40)	$ (40)
Liquidated damages recoverable	(6)	(12)	0
Insurance recoveries	(1)	(7)	0
Supplier, other contract settlements and other	0	1	34
Onerous contract provisions	0	0	14
Net other operating (income) loss	$ (47)	$ (58)	$ 8